Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000119766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MIDAS MAGIC
Account Value	$ 30,893.21	$ 30,893.21	$ 30,893.21	$ 24,401.24	$ 18,388.04	$ 24,000.25	$ 17,355.09	$ 15,267.88	$ 11,434.17	$ 12,898.36	$ 11,350.5	$ 10,138	$ 10,000
Average Annual Return, Percent	26.61%	15.14%	11.94%
C000032073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MIDAS FUND
Account Value	$ 11,919	$ 11,919	$ 11,919	11,111	11,313	12,727	15,758	14,242	10,909	12,525	11,818	7,172	10,000
Average Annual Return, Percent	7.27%	(3.50%)	1.77%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)
Account Value	$ 34,257	$ 34,257	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%